Section 16(a) of the 1934 Act and Section 30(h) of the 1940 Act, and the rules thereunder, require the Trustees and officers of the Fund, the investment adviser’s officers and directors, affiliated persons of the investment adviser, and persons who beneficially own more than 10% of a registered class of the Fund’s common shares (“Covered Persons”), to file reports of ownership and changes in ownership with the SEC and the NYSE MKT and to furnish the Fund with copies of all Section 16(a) forms they file. Based solely on a review of the reports filed with the SEC and upon representations from all Covered Persons, the Fund believes that during fiscal year 2022, all Section 16(a) filing requirements applicable for Covered Persons were complied with except as follows:  An initial statement of beneficial ownership on Form 3 for each of Ms. J. Kerschen, Mr. C. Moore and Mr. B. Swenson as the Fund’s officers was not filed within 10 days of the individuals being deemed a reporting person. The initial statement of beneficial ownership of securities for each individual has since been filed with the SEC.